Commitments and Contingencies (Details) - CNY (¥) ¥ in Millions	1 Months Ended	12 Months Ended
	May 31, 2020	Dec. 31, 2024
Commitments and Contingencies [Abstract]
Seeking payments	¥ 2,300.0
Legal proceedings		¥ 430.9